Document and Entity Information	Nov. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001820721
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	ARRAY TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39613
Entity Tax Identification Number	83-2747826
Entity Address, Address Line One	3901 Midway Place NE
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87109
City Area Code	(505)
Local Phone Number	881-7567
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	ARRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false